Private Placements (Details 1)	12 Months Ended
Aug. 31, 2016 USD ($)
Private Placements Details 1Abstract
Beginning Balance
Initial valuation of derivative liabilities upon issuance of new securities during the period	1,714,395
Increase (decrease) in fair value of derivative liabilities	(1,714,395)
Ending Balance